Investment securities	12 Months Ended
Dec. 31, 2025
Investment securities
Investment securities

6.Investment securities

	As of December 31,
	2024	2025
	RMB	RMB
Short-term investments_ Fair value option	642,822	1,623,932
Short-term investments, net_ Held-to-maturity	76,933	702,678
Long-term investment securities, net_ Held-to-maturity	6,390,542	4,549,416
Long-term investment securities, net_ Available-for-sale	208,823	566,920
Total	7,319,120	7,442,946

The allowance for credit losses recorded in investment securities as of December 31, 2024 and 2025 were RMB8,467 and RMB5,296.